Restructuring and Asset Impairment	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Restructuring and Asset Impairment
Restructuring and asset impairment
The Company has engaged in a number of restructuring actions over the past several years. Actions initiated in 2013 and 2012 are reported as “2013 Actions” and “2012 Actions,” respectively. Actions initiated prior to 2012, all of which were substantially complete at December 31, 2013, are reported as “2011 and Earlier Actions.”
As discussed in Note 16, effective January 1, 2014, Sonoco Alloyd, the Company's retail packaging business and previously part of the Protective Solutions segment began being reported as part of the Display and Packaging segment. The disclosures of restructuring/asset impairment charges by segment in certain of the tables below have been retrospectively revised to reflect this change.
Following are the total restructuring and asset impairment charges, net of adjustments, recognized by the Company during the periods presented:

	Year Ended December 31
	2013	2012	2011
Restructuring/Asset impairment:
2013 Actions	$18,821	$—	$—
2012 Actions	2,337	24,681	—
2011 and Earlier Actions	3,880	8,177	36,826
Restructuring/Asset impairment charges	$25,038	$32,858	$36,826
Income tax benefit	(6,774)	(9,836)	(11,506)
Equity method investments, net of tax	—	22	17
Benefit attributable to noncontrolling interests, net of tax	2	116	200
Total impact of restructuring/asset impairment charges, net of tax	$18,266	$23,160	$25,537

Pretax restructuring and asset impairment charges are included in “Restructuring/Asset impairment charges” in the Consolidated Statements of Income.
The Company expects to recognize future additional costs totaling approximately $2,900 in connection with previously announced restructuring actions. The Company believes that the majority of these charges will be incurred and paid by the end of 2014. The Company continually evaluates its cost structure, including its manufacturing capacity, and additional restructuring actions may be undertaken.
2013 Actions
During 2013, the Company announced the closures of a thermoforming operation in Ireland and a rigid paper packaging plant in the United States (parts of the Consumer Packaging segment), a small tube and core operation in Europe (part of the Paper and Industrial Converted Products segment), and a fulfillment service center in the United States (part of the Display and Packaging segment). The Company also sold a small corrugated box operation in the United States (part of the Protective Solutions segment) and realigned its cost structure resulting in the elimination of approximately 120 positions.
Below is a summary of 2013 Actions and related expenses by type incurred and estimated to be incurred through completion.

2013 Actions	Year Ended December 31, 2013	Estimated Total Cost
Severance and Termination Benefits
Consumer Packaging	$4,910	$5,610
Display and Packaging	1,404	1,654
Paper and Industrial Converted Products	3,347	3,397
Protective Solutions	216	216
Asset Impairment/Disposal of Assets
Consumer Packaging	5,926	5,926
Display and Packaging	165	165
Paper and Industrial Converted Products	492	492
Protective Solutions	662	662
Other Costs
Consumer Packaging	1,021	1,471
Display and Packaging	97	297
Paper and Industrial Converted Products	447	547
Protective Solutions	134	234
Total Charges and Adjustments	$18,821	$20,671

The following table sets forth the activity in the 2013 Actions restructuring accrual included in “Accrued expenses and other” on the Company’s Consolidated Balance Sheets:

2013 Actions Accrual Activity	Severance and Termination Benefits	Asset Impairment/ Disposal of Assets	Other Costs	Total
Liability, December 31, 2012	$—	$—	$—	$—
2013 charges	9,877	7,245	1,699	18,821
Cash receipts/(payments)	(6,716)	6,641	(1,699)	(1,774)
Asset write downs/disposals	—	(13,886)	—	(13,886)
Foreign currency translation	97	—	—	97
Liability, December 31, 2013	$3,258	$—	$—	$3,258

Included in “Asset Impairment/Disposal of Assets” above are impairment charges of $5,655 related to the Company’s closure of a thermoformed plastics operation in Ireland. This charge consists of a $3,590 impairment of net fixed assets, a $667 impairment of spare parts inventory, and a $1,398 impairment of other intangible assets (customer lists). Included in 2013 charges above is a loss of $286 from the sale of a small corrugated box business in Kennesaw, Georgia, acquired as part of the November 2011 acquisition of Tegrant. The Company received proceeds of $6,200 from the sale of this business which had annual sales of approximately $13,000. Assets written off in connection with the sale included: net fixed assets of $773, net working capital of $1,275, goodwill of $2,430, and other intangible assets (primarily customer lists) of $2,008.
“Other Costs” consist primarily of costs related to plant closures including equipment removal, utilities, plant security, property taxes and insurance. The Company expects to pay the majority of the remaining 2013 Actions restructuring costs by the end of 2014 using cash generated from operations.
2012 Actions
During 2012, the Company announced the closures of a paper mill in Germany (part of the Paper and Industrial Converted Products segment) and a paperboard-based protective packaging operation in the United States (part of the Protective Solutions segment). In addition, the Company continued its rationalization efforts in its blowmolding businesses (part of the Consumer Packaging segment), including the closure of a facility in Canada, and realigned its cost structure resulting in the elimination of approximately 165 positions.
Below is a summary of 2012 Actions and related expenses by type incurred and estimated to be incurred through completion.

	Year Ended December 31,		Total Incurred to Date	Estimated Total Cost
2012 Actions	2013	2012
Severance and Termination Benefits
Consumer Packaging	$239	$2,571	$2,810	$2,810
Display and Packaging	(3)	1,897	1,894	1,894
Paper and Industrial Converted Products	384	10,329	10,713	10,713
Protective Solutions	67	999	1,066	1,066
Corporate	—	297	297	297
Asset Impairment/Disposal of Assets
Consumer Packaging	154	2,921	3,075	3,075
Display and Packaging	—	—	—	—
Paper and Industrial Converted Products	352	2,404	2,756	2,756
Protective Solutions	(28)	161	133	133
Other Costs
Consumer Packaging	191	861	1,052	1,202
Display and Packaging	249	355	604	604
Paper and Industrial Converted Products	722	1,294	2,016	2,216
Protective Solutions	(24)	592	568	568
Corporate	34	—	34	34
Total Charges and Adjustments	$2,337	$24,681	$27,018	$27,368

The following table sets forth the activity in the 2012 Actions restructuring accrual included in “Accrued expenses and other” on the Company’s Consolidated Balance Sheets:

2012 Actions Accrual Activity	Severance and Termination Benefits	Asset Impairment/ Disposal of Assets	Other Costs	Total
Liability, December 31, 2011	$—	$—	$—	$—
2012 charges	16,093	5,486	3,102	24,681
Cash receipts/(payments)	(9,735)	600	(3,015)	(12,150)
Asset write downs/disposals	—	(6,086)	—	(6,086)
Foreign currency translation	(45)	—	(7)	(52)
Liability, December 31, 2012	$6,313	$—	$80	$6,393
2013 charges	1,085	547	1,172	2,804
Adjustments	(398)	(69)	—	(467)
Cash receipts/(payments)	(5,555)	42	(1,252)	(6,765)
Asset write downs/disposals	—	(520)	—	(520)
Foreign currency translation	21	—	—	21
Liability, December 31, 2013	$1,466	$—	$—	$1,466

During 2012, the Company completed the sale of the land and building associated with a former flexible packaging facility in Canada and a former fulfillment service center in the United States. The majority of the 2012 activity in “Asset Impairment/Disposal of Assets” in the table above relates to these sales.
“Other Costs” consist primarily of lease termination costs and costs related to plant closures including the cost of equipment removal, utilities, plant security, property taxes and insurance. The Company expects to pay the majority of the remaining 2012 Actions restructuring costs by the end of 2014 using cash generated from operations.
2011 and Earlier Actions
2011 and Earlier Actions are comprised of a number of plant closures and workforce reductions initiated prior to 2012.
Below is a summary of 2011 and Earlier Actions and related expenses by type incurred.

	Year Ended December 31,
2011 and Earlier Actions	2013	2012	2011
Severance and Termination Benefits
Consumer Packaging	$17	$3,348	$7,144
Display and Packaging	—	346	842
Paper and Industrial Converted Products	474	331	9,673
Protective Solutions	—	280	1,109
Corporate	—	—	11
Asset Impairment/Disposal of Assets
Consumer Packaging	(438)	(3,586)	10,202
Display and Packaging	—	(791)	3,057
Paper and Industrial Converted Products	(451)	(1,735)	(807)
Protective Solutions	589	—	65
Other Costs
Consumer Packaging	2,183	4,081	1,869
Display and Packaging	—	827	677
Paper and Industrial Converted Products	1,266	4,316	2,404
Protective Solutions	240	760	580
Total Charges and Adjustments	$3,880	$8,177	$36,826

The following table sets forth the activity in the 2011 and Earlier Actions restructuring accrual included in “Accrued expenses and other” on the Company’s Consolidated Balance Sheets:

2011 and Earlier Actions Accrual Activity	Severance and Termination Benefits	Asset Impairment/ Disposal of Assets	Other Costs	Total
Liability, December 31, 2011	$14,132	$—	$307	$14,439
2012 charges	4,493	496	9,984	14,973
Adjustments	(188)	(6,608)	—	(6,796)
Cash receipts/(payments)	(13,356)	21,319	(10,201)	(2,238)
Asset write downs/disposals	—	(15,207)	—	(15,207)
Foreign currency translation	58	—	—	58
Liability, December 31, 2012	$5,139	$—	$90	$5,229
2013 charges	581	828	5,144	6,553
Adjustments	(89)	(2,572)	(12)	(2,673)
Cash receipts/(payments)	(2,559)	2,235	(5,205)	(5,529)
Asset write downs/disposals	—	(491)	—	(491)
Foreign currency translation	(9)	—	1	(8)
Liability, December 31, 2013	$3,063	$—	$18	$3,081

“Adjustments” consists primarily of a gain in 2012 on the sale of the land and buildings associated with a previously closed paper mill in Canada and 2011 gains from the sales of both the land and buildings at a former tube and core facility in Canada and machinery and equipment at a point-of-purchase display facility in the United States. “Other Costs” consist primarily of lease termination costs and costs related to plant closures including the cost of equipment removal, utilities, plant security, property taxes and insurance. The Company expects to recognize future pretax charges of approximately $950 associated with 2011 and Earlier Actions.
The accrual for 2011 and Earlier Actions relates primarily to a pension withdrawal liability associated with a former paper mill in the United States and building lease terminations. The Company expects to pay the majority of the remaining 2011 and Earlier Actions restructuring costs by the end of 2014 using cash generated from operations.